UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

SEMIANNUAL REPORT
April 30, 2023
T. ROWE PRICE
TAGG	QM U.S. Bond ETF
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T. ROWE PRICE QM U.S. BOND ETF

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T. ROWE PRICE QM U.S. BOND ETF

Market Commentary
Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended April 30, 2023, as inflation, though still high, moderated and central bank rate hikes appeared to be nearing an end. The rebound in most sectors from the steep losses incurred earlier in 2022 was also aided by some better-than-expected economic news, although concerns about a possible recession lingered throughout the period.
For the six-month period, growth stocks were buoyed by falling interest rates and outperformed value shares. European equities outperformed stocks in most other regions, and emerging markets stocks were boosted by strong gains in Asia, which were supported by China’s decision at the end of 2022 to lift most of its pandemic-related restrictions. Returns to U.S. investors in international stocks were enhanced by a sharp decline in the U.S. dollar versus other major currencies.
Within the S& P 500 Index, the communication services and information technology sectors had, by far, the strongest returns. On the other hand, the energy sector finished in negative territory and was the weakest segment amid falling oil prices and concerns about weaker global demand for crude.
Cheaper oil also contributed to slowing inflation during the period, although it remained well above the Federal Reserve’s long-term 2% target. March’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 5.0% on a 12-month basis, the lowest level since May 2021 and the ninth consecutive month in which the annual inflation rate decreased.
In response to the still-high inflation readings, the Fed raised its short-term lending benchmark rate from around 3.00% in October 2022 to a target range of 4.75% to 5.00% by the end of the period, the highest since 2007. Fed officials implemented an additional 25-basis-point increase in early May just after our reporting period ended but suggested that they might be ready to pause additional rate hikes as they wait to see how the economy is progressing.
While shorter-maturity U.S. Treasury yields increased during the period in response to the Fed rate hikes, intermediate- and longer-term yields declined as investors predicted that the central bank would eventually have to cut rates sooner than it had planned as a result of a slowing economy, and this decrease in yields led to generally strong performance across the fixed income market.

T. ROWE PRICE QM U.S. BOND ETF

As we look ahead, prominent bank failures in the U.S. and Europe in March and April have complicated an already uncertain market backdrop. U.S. corporate earnings in the first quarter appeared to be headed for a second straight quarterly decline, and manufacturing is slowing, although the jobs market has so far been resilient. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the other changes to come.
While the six-month fund letter will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE QM U.S. BOND ETF

Portfolio Summary
CREDIT QUALITY DIVERSIFICATION
Based on net assets as of 4/30/23.
Sources: Credit ratings for the securities held in the fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest-rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price uses the rating of the underlying investment vehicle to determine the creditworthiness of credit default swaps. The fund is not rated by any agency. Securities that have not been rated by any rating agency totaled 0.06% of the portfolio at the end of the reporting period.
*U.S. government agency securities are issued or guaranteed by a U.S. government agency and may include conventional pass-through securities and collateralized mortgage obligations; unlike Treasuries, government agency securities are not issued directly by the U.S. government and are generally unrated but may have credit support from the U.S. Treasury (e.g., FHLMC and FNMA issues) or a direct government guarantee (e.g., GNMA issues). Therefore, this category may include rated and unrated securities.
**U.S. Treasury securities are issued by the U.S. Treasury and are backed by the full faith and credit of the U.S. government.  The ratings of U.S. Treasury securities are derived from the ratings on the U.S. government.
Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”). All rights reserved. Moody’s ratings and other information (“Moody’s Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S PRIOR WRITTEN CONSENT. Moody's ® is a registered trademark.

T. ROWE PRICE QM U.S. BOND ETF

Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers (“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE QM U.S. BOND ETF

FUND EXPENSE EXAMPLE
As a shareholder, you may incur two types of costs: (1) transaction costs, such as brokerage commissions on purchases and sales, and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as brokerage commissions paid on purchases and sales of shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE QM U.S. BOND ETF

FUND EXPENSE EXAMPLE (continued)
QM U.S. Bond ETF

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period* 11/1/22 to 4/30/23
Actual	$1,000.00	$1,070.90	$0.41
Hypothetical (assumes 5% return before expenses)	1,000.00	1,024.40	0.40

*	Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.08%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended	9/28/21 (1) Through
	4/30/23	10/31/22	10/31/21
NET ASSET VALUE
Beginning of period	$ 41.11	$ 49.96	$ 50.00
Investment activities
Net investment income(2) (3)	0.61	0.90	0.06
Net realized and unrealized gain/loss	2.29	(8.87)	(0.07)
Total from investment activities	2.90	(7.97)	(0.01) (4)
Distributions
Net investment income	(0.63)	(0.87)	(0.03)
Net realized gain	-	(0.01)	-
Total distributions to shareholders	(0.63)	(0.88)	(0.03)
NET ASSET VALUE
End of period	$ 43.38	$ 41.11	$ 49.96

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended	9/28/21 (1) Through
	4/30/23	10/31/22	10/31/21
Ratios/Supplemental Data
Total return, based on NAV(3) (5)	7.09%	(16.09)%	(0.08)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.08% (6)	0.08%	0.08% (6)
Net expenses after waivers/payments by Price Associates	0.08% (6)	0.08%	0.08% (6)
Net investment income	2.89% (6)	1.96%	1.29% (6)
Portfolio turnover rate(7)	44.5%	403.7%	50.9%
Portfolio turnover rate, excluding mortgage dollar roll transactions	15.1%	35.1%	11.7%
Net assets, end of period (in thousands)	$ 43,383	$ 35,973	$ 27,477

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	See Note 6 for details to expense-related arrangements with Price Associates.
(4)	The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(6)	Annualized
(7)	See Note 4. The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

April 30, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 2.9%
Car Loan 1.2%
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class C, 1.59%, 10/20/25	100	98
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/27	100	92
Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.33%, 2/10/28	45	38
Exeter Automobile Receivables Trust, Series 2021-4A, Class C, 1.46%, 10/15/27	65	62
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 8/15/35 (1)	100	101
GM Financial Automobile, Series 2023-1, Class C, 5.76%, 1/20/27	75	75
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49%, 8/15/29	40	39
		505
Other Asset-Backed Securities 0.7%
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	92	92
Symphony Static, Series 2021-1A, Class A, CLO, FRN, 3M USD LIBOR + 0.83%, 6.085%, 10/25/29 (1)	207	204
		296
Student Loan 1.0%
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (1)	101	96
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A, 2.46%, 11/15/68 (1)	140	130
Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.84%, 5/15/69 (1)	77	68
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32%, 4/20/62 (1)	63	57

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Nelnet Student Loan Trust, Series 2021-DA, Class AFX, 1.63%, 4/20/62 (1)	93	84
		435
Total Asset-Backed Securities (Cost $1,304)		1,236
CORPORATE BONDS 27.0%
FINANCIAL INSTITUTIONS 12.6%
Banking 7.9%
Ally Financial, 2.20%, 11/2/28	35	29
Bank of America, VR, 0.976%, 4/22/25 (2)	100	95
Bank of America, VR, 2.572%, 10/20/32 (2)	65	54
Bank of America, VR, 2.592%, 4/29/31 (2)	125	106
Bank of America, VR, 2.676%, 6/19/41 (2)	60	43
Bank of America, VR, 3.824%, 1/20/28 (2)	10	10
Bank of America, VR, 4.244%, 4/24/38 (2)	15	14
Bank of America, 5.875%, 2/7/42	15	16
Bank of Montreal, 2.65%, 3/8/27	70	65
Barclays, VR, 2.279%, 11/24/27 (2)	200	179
Capital One Financial, VR, 2.359%, 7/29/32 (2)	50	36
Capital One Financial, 3.65%, 5/11/27	30	28
Capital One Financial, 3.90%, 1/29/24	85	84
Capital One Financial, 4.20%, 10/29/25	25	24
Citigroup, VR, 3.106%, 4/8/26 (2)	25	24
Citigroup, VR, 3.887%, 1/10/28 (2)	250	241
Citigroup, 4.65%, 7/30/45	15	14
Citigroup, 5.875%, 1/30/42	20	21
Danske Bank, VR, 4.298%, 4/1/28 (1)(2)	200	189
Discover Financial Services, 3.75%, 3/4/25	105	100
Fifth Third Bancorp, 1.625%, 5/5/23	75	75
Goldman Sachs Group, VR, 1.948%, 10/21/27 (2)	65	58
Goldman Sachs Group, VR, 2.615%, 4/22/32 (2)	150	125
Goldman Sachs Group, VR, 3.272%, 9/29/25 (2)	10	10
Goldman Sachs Group, 3.80%, 3/15/30	15	14

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Goldman Sachs Group, 4.25%, 10/21/25	25	24
Goldman Sachs Group, 6.75%, 10/1/37	15	16
HSBC Holdings, VR, 1.162%, 11/22/24 (2)	200	194
JPMorgan Chase, VR, 1.578%, 4/22/27 (2)	125	113
JPMorgan Chase, VR, 2.956%, 5/13/31 (2)	160	138
JPMorgan Chase, VR, 3.109%, 4/22/51 (2)	15	11
JPMorgan Chase, VR, 3.54%, 5/1/28 (2)	15	14
JPMorgan Chase, VR, 3.882%, 7/24/38 (2)	75	66
Morgan Stanley, 3.125%, 7/27/26	135	128
Morgan Stanley, VR, 3.622%, 4/1/31 (2)	10	9
Morgan Stanley, VR, 3.971%, 7/22/38 (2)	110	97
Morgan Stanley, 4.30%, 1/27/45	15	13
PNC Financial Services Group, VR, 4.626%, 6/6/33 (2)	110	102
Royal Bank of Canada, 2.30%, 11/3/31 (3)	50	41
Standard Chartered, VR, 1.822%, 11/23/25 (1)(2)	200	187
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23	90	90
Sumitomo Mitsui Financial Group, 5.464%, 1/13/26	200	202
Toronto-Dominion Bank, 4.456%, 6/8/32	95	92
Wells Fargo, VR, 2.188%, 4/30/26 (2)	35	33
Wells Fargo, VR, 2.393%, 6/2/28 (2)	235	212
		3,436
Brokerage Asset Managers Exchanges 0.0%
Intercontinental Exchange, 1.85%, 9/15/32 (3)	15	12
		12
Finance Companies 0.6%
AerCap Ireland Capital, 2.45%, 10/29/26	150	135
Avolon Holdings Funding, 3.95%, 7/1/24 (1)	75	73
Park Aerospace Holdings, 5.50%, 2/15/24 (1)	45	44
		252
Insurance 2.2%
Anthem, 2.25%, 5/15/30	60	51

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Anthem, 4.101%, 3/1/28	15	15
Anthem, 4.55%, 3/1/48	30	27
Anthem, 4.65%, 1/15/43	10	9
Aon, 3.875%, 12/15/25	95	93
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1)	50	48
Chubb INA Holdings, 3.35%, 5/15/24	85	84
Fidelity National Financial, 4.50%, 8/15/28	70	68
First American Financial, 4.60%, 11/15/24	70	69
Health Care Service, 2.20%, 6/1/30 (1)	15	13
Humana, 2.15%, 2/3/32	85	69
Humana, 3.70%, 3/23/29	20	19
Jackson Financial, 1.125%, 11/22/23	65	63
Marsh & McLennan, 3.50%, 6/3/24	20	20
New York Life Insurance, 3.75%, 5/15/50 (1)	20	16
Principal Financial Group, 2.125%, 6/15/30	45	37
Principal Financial Group, 3.40%, 5/15/25	10	10
Principal Financial Group, 3.70%, 5/15/29	45	43
Principal Life Global Funding II, 0.75%, 4/12/24 (1)	70	67
Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (1)	20	17
UnitedHealth Group, 2.00%, 5/15/30	10	8
UnitedHealth Group, 3.50%, 8/15/39	70	60
UnitedHealth Group, 4.20%, 1/15/47	35	31
UnitedHealth Group, 4.75%, 7/15/45	15	15
		952
Real Estate Investment Trusts 1.9%
Alexandria Real Estate Equities, 3.95%, 1/15/27	40	39
Alexandria Real Estate Equities, 4.00%, 2/1/50	40	30
Boston Properties, 3.125%, 9/1/23	120	119
Brixmor Operating Partnership, 3.85%, 2/1/25	60	58
Brixmor Operating Partnership, 3.90%, 3/15/27	15	14
Brixmor Operating Partnership, 4.05%, 7/1/30	15	13
Essex Portfolio, 2.65%, 3/15/32	35	29

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Essex Portfolio, 3.875%, 5/1/24	45	44
Essex Portfolio, 4.50%, 3/15/48	20	17
GAIF Bond Issuer, 3.40%, 9/30/26 (1)	15	14
Healthpeak Properties, 2.125%, 12/1/28	15	13
Healthpeak Properties, 2.875%, 1/15/31	15	13
Kilroy Realty, 3.45%, 12/15/24	35	33
Kilroy Realty, 4.375%, 10/1/25	65	60
Life Storage, 4.00%, 6/15/29	15	14
Physicians Realty, 2.625%, 11/1/31	15	12
Prologis, 4.00%, 9/15/28	35	34
Public Storage, 1.95%, 11/9/28	35	31
Realty Income, 3.95%, 8/15/27	25	24
Realty Income, 4.625%, 11/1/25	45	45
Regency Centers, 3.60%, 2/1/27	40	38
Simon Property Group, 3.375%, 10/1/24	110	107
Simon Property Group, 3.80%, 7/15/50	35	26
		827
Total Financial Institutions		5,479
INDUSTRIAL 13.0%
Basic Industry 0.6%
LYB International Finance II, 3.50%, 3/2/27	25	24
Westlake, 3.375%, 6/15/30	150	133
Yara International, 7.378%, 11/14/32 (1)(3)	100	111
		268
Capital Goods 0.8%
General Dynamics, 3.25%, 4/1/25	10	10
John Deere Capital, 2.125%, 3/7/25	50	48
John Deere Capital, 2.65%, 6/10/26 (3)	15	14
L3Harris Technologies, 3.832%, 4/27/25	20	20
Northrop Grumman, 3.85%, 4/15/45	15	13
Parker-Hannifin, 4.50%, 9/15/29	25	25
Republic Services, 2.50%, 8/15/24	70	68

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Republic Services, 3.375%, 11/15/27	20	19
Republic Services, 5.00%, 4/1/34	15	15
Roper Technologies, 2.95%, 9/15/29	25	23
Roper Technologies, 3.80%, 12/15/26	25	24
Waste Connections, 3.20%, 6/1/32	65	57
		336
Communications 2.6%
America Movil SAB de CV, 6.375%, 3/1/35	45	50
American Tower, 5.00%, 2/15/24	60	60
AT&T, 2.25%, 2/1/32	140	114
Charter Communications Operating, 2.80%, 4/1/31	35	28
Charter Communications Operating, 3.70%, 4/1/51	20	13
Charter Communications Operating, 4.50%, 2/1/24	60	59
Charter Communications Operating, 4.908%, 7/23/25	80	79
Comcast, 3.95%, 10/15/25	125	124
Cox Communications, 3.15%, 8/15/24 (1)	15	15
Crown Castle International, 2.25%, 1/15/31	25	21
Crown Castle International, 2.90%, 3/15/27	10	9
Crown Castle International, 3.70%, 6/15/26	25	24
Crown Castle International, 4.45%, 2/15/26	60	59
Magallanes, 5.05%, 3/15/42 (1)	95	79
Rogers Communications, 4.50%, 3/15/42 (1)	85	72
Time Warner Cable, 6.55%, 5/1/37	10	10
Time Warner Cable, 6.75%, 6/15/39	55	54
T-Mobile USA, 2.25%, 11/15/31	15	12
T-Mobile USA, 3.75%, 4/15/27	95	91
Verizon Communications, 2.65%, 11/20/40	115	81
Verizon Communications, 2.987%, 10/30/56	15	10
Verizon Communications, 4.00%, 3/22/50	10	8
WPP Finance, 3.75%, 9/19/24	75	73
		1,145

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Consumer Cyclical 1.8%
7-Eleven, 0.80%, 2/10/24 (1)	25	24
Amazon.com, 3.875%, 8/22/37	115	107
AutoZone, 1.65%, 1/15/31	30	24
AutoZone, 3.125%, 4/18/24 (3)	45	44
Best Buy, 1.95%, 10/1/30	100	82
Home Depot, 5.875%, 12/16/36	90	101
Hyundai Capital America, 2.65%, 2/10/25 (1)	15	14
Hyundai Capital America, 4.30%, 2/1/24 (1)	60	60
Lowe's, 5.00%, 4/15/33 (3)	100	101
McDonald's, 3.30%, 7/1/25	10	10
O'Reilly Automotive, 3.90%, 6/1/29	65	63
PACCAR Financial, 0.90%, 11/8/24	85	80
Ross Stores, 1.875%, 4/15/31	10	8
Ross Stores, 4.60%, 4/15/25	35	35
TJX, 1.60%, 5/15/31 (3)	30	25
		778
Consumer Non-Cyclical 3.4%
Abbott Laboratories, 1.15%, 1/30/28	10	9
Abbott Laboratories, 4.75%, 11/30/36	75	78
AbbVie, 3.20%, 5/14/26	15	14
AbbVie, 3.20%, 11/21/29	15	14
AbbVie, 4.45%, 5/14/46	40	36
AbbVie, 4.70%, 5/14/45	40	37
Anheuser-Busch InBev Finance, 4.90%, 2/1/46	15	15
Anheuser-Busch InBev Worldwide, 4.75%, 4/15/58	25	24
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39	15	16
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	60	65
AstraZeneca, 1.375%, 8/6/30	15	12
AstraZeneca, 4.00%, 9/18/42	50	46
Astrazeneca Finance, 4.875%, 3/3/33	100	104
BAT Capital, 2.789%, 9/6/24	15	14

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
BAT Capital, 3.557%, 8/15/27	65	61
BAT Capital, 4.39%, 8/15/37	40	33
Becton Dickinson & Company, 2.823%, 5/20/30	35	31
Becton Dickinson & Company, 3.70%, 6/6/27	45	44
Biogen, 2.25%, 5/1/30 (3)	80	68
Biogen, 3.15%, 5/1/50	15	10
Bristol-Myers Squibb, 3.40%, 7/26/29	7	7
Bristol-Myers Squibb, 4.25%, 10/26/49	15	14
Cigna, 3.75%, 7/15/23	90	90
Cigna, 4.125%, 11/15/25	60	59
CommonSpirit Health, 2.76%, 10/1/24	50	49
CommonSpirit Health, 2.782%, 10/1/30	20	17
CVS Health, 1.875%, 2/28/31	15	12
CVS Health, 2.70%, 8/21/40	15	11
CVS Health, 3.25%, 8/15/29	50	46
CVS Health, 5.125%, 7/20/45	10	9
Hackensack Meridian Health, 4.211%, 7/1/48	85	75
Hasbro, 3.00%, 11/19/24	25	24
Hasbro, 3.55%, 11/19/26	35	33
HCA, 4.125%, 6/15/29	50	47
HCA, 4.375%, 3/15/42 (1)	20	17
Mars, 4.75%, 4/20/33 (1)	100	101
MedStar Health, Series 20A, 3.626%, 8/15/49	30	23
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 7/1/55	10	9
Northwell Healthcare, 3.979%, 11/1/46	20	16
NYU Langone Hospitals, 4.368%, 7/1/47	15	13
Reynolds American, 4.45%, 6/12/25	20	20
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	35	35
Smithfield Foods, 5.20%, 4/1/29 (1)	15	14
Stanford Health Care, Series 2018, 3.795%, 11/15/48	10	8
		1,480

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Energy 1.6%
Amerada Hess, 7.125%, 3/15/33	50	56
Boardwalk Pipelines, 3.40%, 2/15/31	25	22
Boardwalk Pipelines, 4.95%, 12/15/24	25	25
BP Capital Markets America, 3.41%, 2/11/26	45	44
Cameron LNG, 3.701%, 1/15/39 (1)	40	34
Canadian Natural Resources, 2.95%, 7/15/30	20	17
Devon Energy, 8.25%, 8/1/23	40	40
Enbridge, 4.00%, 10/1/23	70	70
Enbridge Energy Partners, 5.50%, 9/15/40	10	10
Energy Transfer, 5.25%, 4/15/29	20	20
Energy Transfer, 5.40%, 10/1/47	15	13
Energy Transfer, 6.50%, 2/1/42	25	26
Enterprise Products Operating, 5.35%, 1/31/33	100	104
MPLX, 5.65%, 3/1/53	50	48
Pioneer Natural Resources, 1.125%, 1/15/26	10	9
Sabine Pass Liquefaction, 4.50%, 5/15/30	15	14
Shell International Finance, 0.375%, 9/15/23	65	64
TotalEnergies Capital International, 2.986%, 6/29/41	60	47
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	10	9
Woodside Finance, 4.50%, 3/4/29 (1)	20	19
		691
Industrial Other 0.0%
Northwestern University, Series 2020, 2.64%, 12/1/50	20	14
		14
Technology 1.7%
Apple, 3.20%, 5/11/27	15	15
Apple, 3.35%, 2/9/27	165	162
CDW, 4.25%, 4/1/28	45	42
Fiserv, 3.20%, 7/1/26	10	9
Keysight Technologies, 3.00%, 10/30/29	50	45

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Keysight Technologies, 4.55%, 10/30/24	10	10
Moody's, 2.00%, 8/19/31	25	20
NXP, 2.50%, 5/11/31	65	54
NXP, 3.15%, 5/1/27	95	89
NXP, 3.40%, 5/1/30	15	13
Oracle, 3.60%, 4/1/40	15	12
RELX Capital, 3.00%, 5/22/30	25	22
ServiceNow, 1.40%, 9/1/30	60	48
Visa, 2.70%, 4/15/40 (3)	35	28
VMware, 1.40%, 8/15/26	95	85
Western Union, 2.85%, 1/10/25	10	9
Western Union, 6.20%, 11/17/36	50	52
		715
Transportation 0.5%
American Airlines PTT, Series 2014-1, Class A, 3.70%, 4/1/28	8	7
Canadian Pacific Railway, 1.75%, 12/2/26	25	23
Canadian Pacific Railway, 2.875%, 11/15/29	25	23
Canadian Pacific Railway, 3.50%, 5/1/50	15	12
Canadian Pacific Railway, 4.70%, 5/1/48	10	9
ERAC USA Finance, 4.50%, 2/15/45 (1)	10	9
Transurban Finance, 2.45%, 3/16/31 (1)	30	25
Transurban Finance, 4.125%, 2/2/26 (1)	15	14
Triton Container International, 0.80%, 8/1/23 (1)	70	69
		191
Total Industrial		5,618
UTILITY 1.4%
Electric 1.0%
AEP Texas, 4.70%, 5/15/32	30	30
Berkshire Hathaway Energy, 6.125%, 4/1/36	25	28
Duke Energy Indiana, 5.40%, 4/1/53	40	41
Exelon, 3.40%, 4/15/26	15	14
IPALCO Enterprises, 3.70%, 9/1/24	30	29

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Metropolitan Edison, 4.30%, 1/15/29 (1)	75	72
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1)	15	15
Pacific Gas & Electric, 2.10%, 8/1/27	55	48
Southern, 4.40%, 7/1/46	50	44
Vistra Operations, 3.55%, 7/15/24 (1)	110	107
		428
Natural Gas 0.4%
APT Pipelines, 4.25%, 7/15/27 (1)	10	10
NiSource, 1.70%, 2/15/31 (3)	45	36
NiSource, 5.65%, 2/1/45	15	15
NiSource , 3.95%, 3/30/48	45	37
Southern Co Gas Capital, 5.15%, 9/15/32	100	102
		200
Total Utility		628
Total Corporate Bonds (Cost $13,037)		11,725
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 0.2%
Sovereign 0.2%
United Mexican States, 4.75%, 3/8/44	100	87
		87
Total Foreign Government Obligations & Municipalities (Cost $102)		87
MUNICIPAL SECURITIES 2.1%
California 0.6%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41	50	40
Bay Area Toll Auth., Build America, 2.574%, 4/1/31	50	46
California St, 5.20%, 3/1/43	75	76
California State University, 6.484%, 11/1/41	50	57
Univ. of California Regents, Build America, 5.77%, 5/15/43	50	55
		274

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Georgia 0.1%
Municipal Electric Auth. of Georgia, Build America, Vogtle Units, Series A, 6.637%, 4/1/57	40	44
		44
Illinois 0.2%
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%, 1/1/40	50	58
Cook County, Series B, GO, 6.36%, 11/15/33	25	28
		86
Louisiana 0.1%
Louisiana Local Government Environmental Facilities & Community Development Auth, Series A, 4.475%, 8/1/39	60	59
		59
Maryland 0.1%
Maryland Health & Higher Educational Facilities Auth., Series B, 4.815%, 7/1/43	40	38
		38
New York 0.1%
New York State Urban Dev. Sales Tax Revenue, Series B, 2.59%, 3/15/35	70	57
		57
Tennessee 0.1%
Metropolitan Government of Nashville & Davidson County, Series B, 3.235%, 7/1/52	75	50
		50
Texas 0.4%
Central Texas Regional Mobility Auth., Series E, 3.167%, 1/1/41	75	59
Dallas/Fort Worth Int'l Airport, Series C, 2.843%, 11/1/46	65	49
Texas Natural Gas Securitiztn Fin Corp, 5.169%, 4/1/41	30	33

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Texas Private Activity Bond Surface Transportation, North Tarrant, Express, Series B, 3.922%, 12/31/49	30	25
		166
Virginia 0.3%
Univ. of Virginia, Series B, 2.584%, 11/1/51	75	53
Virginia Commonwealth Transportation Board, Build America, Series B, 5.35%, 5/15/35	50	52
		105
Wisconsin 0.1%
Public Finance Auth., Series B, 3.405%, 7/1/51	70	51
		51
Total Municipal Securities (Cost $1,144)		930
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 5.6%
Collateralized Mortgage Obligations 2.6%
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	29	28
Angel Oak Mortgage Trust, Series 2021-6, Class A3, CMO, ARM, 1.714%, 9/25/66 (1)	72	58
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3, CMO, ARM, 2.189%, 9/25/51 (1)	63	54
Bayview MSR Opportunity Master Fund Trust, Series 2021-5, Class A20, CMO, ARM, 2.50%, 11/25/51 (1)	117	93
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.699%, 4/25/60 (1)	53	47
COLT Mortgage Trust, Series 2022-3, Class A1, CMO, ARM, 3.901%, 2/25/67 (1)	90	84
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1, CMO, ARM, SOFR30A + 1.00%, 5.815%, 12/25/41 (1)	15	15
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, CMO, ARM, SOFR30A + 2.30%, 7.124%, 1/25/43 (1)	34	34
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	100	61

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Freddie Mac STACR REMIC Trust, Series 2021-DNA6, Class M2, CMO, ARM, SOFR30A + 1.50%, 6.315%, 10/25/41 (1)	100	96
Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%, 5.665%, 11/25/41 (1)	51	50
Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1A, CMO, ARM, SOFR30A + 2.00%, 6.815%, 4/25/42 (1)	55	55
Freddie Mac STACR REMIC Trust, Series 2022-HQA1, Class M1A, CMO, ARM, SOFR30A + 2.10%, 6.915%, 3/25/42 (1)	49	49
Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class M1A, CMO, ARM, SOFR30A + 2.10%, 6.924%, 3/25/43 (1)	10	10
GCAT, Series 2021-NQM5, Class A1, CMO, ARM, 1.262%, 7/25/66 (1)	73	58
New Residential Mortgage Loan Trust, Series 2022-INV1, Class A4, CMO, ARM, 3.00%, 3/25/52 (1)	92	76
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO, ARM, 2.692%, 11/25/59 (1)	79	76
Verus Securitization Trust, Series 2021-7, Class A1, CMO, ARM, 1.829%, 10/25/66 (1)	79	68
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO, ARM, 5.999%, 2/25/68 (1)	98	98
		1,110
Commercial Mortgage-Backed Securities 3.0%
Big Trust, Series 2022-BIG, Class A, ARM, 1M TSFR + 1.34%, 6.231%, 2/15/39 (1)	100	97
BWAY Trust, Series 2022-26BW, Class A, 3.402%, 2/10/44 (1)	100	79
BX Trust, Series 2021-ARIA, Class B, ARM, 1M USD LIBOR + 1.30%, 6.245%, 10/15/36 (1)	105	101
BX Trust, Series 2022-LP2, Class C, ARM, 1M TSFR + 1.56%, 6.451%, 2/15/39 (1)	93	88
BX Trust, Series 2023-LIFE, Class B, 5.391%, 2/15/28 (1)	100	96
COMM Trust, Series 2015-CR23, Class A3, 3.23%, 5/10/48	35	34
Five Mortgage Trust, Series 2023-V1, Class A3, ARM, 5.668%, 2/10/56	50	51

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class B, 3.377%, 1/5/39 (1)	100	81
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48	160	154
Med Trust, Series 2021-MDLN, Class A, ARM, 1M USD LIBOR + 0.95%, 5.898%, 11/15/38 (1)	105	102
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 1M USD LIBOR + 1.10%, 6.105%, 4/15/38 (1)	100	97
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4, 4.31%, 12/15/51	175	168
NYO Commercial Mortgage Trust, Series 2021-1290, Class C, ARM, 1M USD LIBOR + 2.00%, 6.943%, 11/15/38 (1)	90	77
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR, Class A, ARM, 2.584%, 9/15/31 (1)	100	90
		1,315
Total Non-U.S. Government Mortgage-Backed Securities (Cost $2,713)		2,425
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 29.2%
U.S. Government Agency Obligations 21.7%
Federal Home Loan Mortgage, ARM
3.71%, 9/25/32	165	159
4.43%, 2/25/33	125	128
Federal National Mortgage Assn.
1.50%, 4/1/37 - 1/1/42	336	292
2.00%, 4/1/37 - 1/1/53	2,877	2,418
2.50%, 7/1/30 - 5/1/52	2,289	2,011
3.00%, 1/1/33 - 6/1/52	1,425	1,306
3.50%, 12/1/33 - 4/1/52	854	805
4.00%, 2/1/47 - 9/1/52	604	584
4.50%, 4/1/41 - 8/1/52	484	480
5.00%, 11/1/44 - 9/1/52	139	142
5.50%, 5/1/44	76	78
6.00%, 12/1/52 - 2/1/53	317	326
UMBS, TBA (4)
2.00%, 5/16/38 - 5/11/53	260	220

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
2.50%, 5/11/53	190	165
3.00%, 2/25/52	45	40
5.50%, 5/11/53	150	151
6.50%, 6/13/53	110	113
		9,418
U.S. Government Obligations 7.5%
Government National Mortgage Assn.
1.50%, 5/20/37	48	42
2.00%, 3/20/51 - 3/20/52	684	587
2.50%, 8/20/50 - 1/20/52	624	551
3.00%, 6/20/45 - 6/20/52	510	465
3.50%, 6/20/46 - 10/20/50	405	384
4.00%, 10/20/40 - 10/20/52	251	244
4.50%, 10/20/47 - 10/20/52	201	199
5.00%, 8/20/47 - 8/20/52	191	193
7.00%, 1/20/53	35	36
Government National Mortgage Assn., TBA (4)
5.50%, 5/18/53	275	277
6.00%, 5/18/53	205	208
6.50%, 5/18/53	40	41
		3,227
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $13,562)		12,645
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 32.2%
U.S.Treasury Obligations 32.2%
U. S. Treasury Bonds, 1.75%, 8/15/41	2,110	1,534
U. S. Treasury Bonds, 2.00%, 8/15/51	1,790	1,259
U. S. Treasury Bonds, 2.25%, 2/15/52	350	261
U. S. Treasury Bonds, 3.375%, 8/15/42	115	108
U. S. Treasury Bonds, 3.625%, 2/15/53	355	352

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
U. S. Treasury Bonds, 3.875%, 2/15/43	370	374
U. S. Treasury Bonds, 4.00%, 11/15/52	140	149
U. S. Treasury Notes, 0.125%, 8/31/23	1,135	1,116
U. S. Treasury Notes, 0.75%, 8/31/26	4,580	4,161
U. S. Treasury Notes, 1.25%, 8/15/31 (5)	1,245	1,053
U. S. Treasury Notes, 1.875%, 2/28/27	830	778
U. S. Treasury Notes, 3.50%, 2/15/33	300	302
U. S. Treasury Notes, 3.50%, 1/31/28	385	385
U. S. Treasury Notes, 4.00%, 2/29/28	1,380	1,410
U. S. Treasury Notes, 4.125%, 10/31/27	530	542
U. S. Treasury Notes, 4.25%, 10/15/25	200	202
		13,986
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $15,393)		13,986
SHORT-TERM INVESTMENTS 4.2%
Money Market Funds 4.2%
T. Rowe Price Government Reserve Fund, 4.83% (6)(7)	1,798	1,798
Total Short-Term Investments (Cost $1,798)		1,798

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING PROGRAM WITH STATE STREET BANK 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 4.83% (6)(7)	395	395
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		395
Total Securities Lending Collateral (Cost $395)		395
Total Investments 104.3% of Net Assets (Cost $49,448)		$45,227

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $4,399 and represents 10.1% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3)	All or a portion of this security is on loan at April 30, 2023. See Note 4.
(4)	To-Be-Announced purchase commitment - total value of such securities at period-end amounts to $1,215 and represents 2.8% of net assets. See Note 4.
(5)	At April 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6)	Seven-day yield
(7)	Affiliated Companies
1M TSFR	One month term SOFR (Secured overnight financing rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note

T. ROWE PRICE QM U.S. BOND ETF

GO	General Obligation
PTT	Pass-Through Trust
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. BOND ETF

(Amounts in 000s)
SWAPS 0.1%

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S40, 5 Year Index), Receive 1.00% Quarterly, Pay upon credit default, 06/20/28	2,000	22	15	7
Total Centrally Cleared Credit Default Swaps, Protection Sold				7
Net payments (receipts) of variation margin to date				$(6)
Variation margin receivable (payable) on centrally cleared swaps				$ 1

T. ROWE PRICE QM U.S. BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Long, 1 Ultra U.S. Treasury Bonds contracts	06/23	137	$ 5
Long, 3 U.S. Treasury Notes ten year contracts	06/23	335	11
Long, 19 U.S. Treasury Notes five year contracts	06/23	2,048	37
Net payments (receipts) of variation margin to date			(45)
Variation margin receivable (payable) on open futures contracts			$ 8

T. ROWE PRICE QM U.S. BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$ —	$—	$15++
Totals	$—#	$—	$ 15+

Supplementary Investment Schedule
Affiliate	Value 10/31/22	Purchase Cost	Sales Cost	Value 4/30/23
T. Rowe Price Government Reserve Fund	$1,003	¤	¤	$ 2,193
	Total			$2,193^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $15 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $2,193.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

April 30, 2023 Unaudited
     STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $49,448)	$ 45,227
Receivable for shares sold	1,078
Receivable for investment securities sold	398
Interest and dividends receivable	244
Variation margin receivable on futures contracts	8
Variation margin receivable on centrally cleared swaps	1
Other assets	1
Total assets	46,957
Liabilities
Payable for investment securities purchased	3,176
Obligation to return securities lending collateral	395
Investment management and administrative fees payable	3
Total liabilities	3,574
NET ASSETS	$ 43,383
Net assets consists of:
Total distributable earnings (loss)	$ (5,368)
Paid-in capital applicable to 1,000,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares authorized	48,751
NET ASSETS	$43,383
NET ASSET VALUE PER SHARE	$ 43.38
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
     STATEMENT OF OPERATIONS

($000s)
6 Months Ended
4/30/23
Investment Income (Loss)
Income
Interest	$ 543
Dividend	16
Total income	559
Investment management and administrative expense	16
Net investment income	543
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(248)
Futures	(102)
Swaps	1
Net realized loss	(349)
Change in net unrealized gain / loss
Securities	2,194
Futures	171
Swaps	7
Change in unrealized gain / loss	2,372
Net realized and unrealized gain / loss	2,023
INCREASE IN NET ASSETS FROM OPERATIONS	$2,566
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
     STATEMENT OF CHANGES IN NET ASSETS

($000s)
	6 Months Ended	Year Ended
	4/30/23	10/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 543	$ 741
Net realized loss	(349)	(851)
Change in net unrealized gain / loss	2,372	(6,530)
Increase (Decrease) in net assets from operations	2,566	(6,640)
Distributions to shareholders
Net earnings	(562)	(741)
Capital share transactions*
Shares sold	6,468	16,978
Shares redeemed	(1,062)	(1,101)
Increase in net assets from capital share transactions	5,406	15,877
Net Assets
Increase during period	7,410	8,496
Beginning of period	35,973	27,477
End of period	$43,383	$35,973
*Share information
Shares sold	150	350
Shares redeemed	(25)	(25)
Increase in shares outstanding	125	325
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
     NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The QM U.S. Bond ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide a total return that exceeds the performance of the U.S. investment-grade bond market.
NOTE  1  –   SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE QM U.S. BOND ETF

Capital Share Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE). However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. (NYSE Arca) and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). The fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the NYSE Arca is open.
New Accounting Guidance
The FASB issued Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE QM U.S. BOND ETF

NOTE  2  –   VALUATION
Security Valuation
The fund’s financial instruments are valued at the close of the NYSE and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based

T. ROWE PRICE QM U.S. BOND ETF

on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factor such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE QM U.S. BOND ETF

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income[1]	$ —	$43,034	$—	$43,034
Short-Term Investments	1,798	—	—	1,798
Securities Lending Collateral	395	—	—	395
Total Securities	2,193	43,034	—	45,227
Swaps*	—	7	—	7
Futures Contracts*	53	—	—	53
Total	$2,246	$43,041	$—	$45,287

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
NOTE  3  –   DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit

T. ROWE PRICE QM U.S. BOND ETF

exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)	Location on Statement of Assets and Liabilities	Fair Value
Assets
Interest rate derivatives	Futures*	$53
Credit derivatives	Centrally cleared swaps*	7
Total		$60

*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

T. ROWE PRICE QM U.S. BOND ETF

($000s)	Location of Gain (Loss) on Statement of Operations
	Futures	Swaps	Total
Realized Gain (Loss)
Interest rate derivatives	$(102)	$—	$(102)
Credit derivatives	—	1	1
Total	$(102)	$ 1	$(101)
Change in Unrealized Gain (Loss)
Interest rate derivative	$ 171	$—	$ 171
Credit derivatives	—	7	7
Total	$ 171	$ 7	$ 178
Counterparty Risk and Collateral
The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of April 30, 2023, securities valued at $120,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts
The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash

T. ROWE PRICE QM U.S. BOND ETF

management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was approximately 6% of net assets.
Swaps
The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the

T. ROWE PRICE QM U.S. BOND ETF

unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of April 30, 2023, the notional amount of protection sold by the fund totaled $2,000,000 (4.6% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended April 30, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 5% of net assets.
NOTE  4  –   OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE QM U.S. BOND ETF

Collateralized Loan Obligations
The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities
The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations
The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty

T. ROWE PRICE QM U.S. BOND ETF

(collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of April 30, 2023, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Dollar Rolls
The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
LIBOR Transition
The fund may invest in instruments that are tied to reference rates, including the London Interbank Offered Rate (LIBOR). Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR).While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund’s performance.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral

T. ROWE PRICE QM U.S. BOND ETF

is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2023, the value of loaned securities was $389,000; the value of cash collateral and related investments was $395,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term and U.S. government securities aggregated $2,055,000 and $1,498,000, respectively, for the six months ended April 30, 2023. Purchases and sales of U.S. government securities, excluding in-kind transactions and short-term securities, aggregated $19,312,000 and $15,292,000, respectively, for the six months ended April 30, 2023.
NOTE  5  –   FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2022, the fund had $915,000 of available capital loss carryforwards.
At April 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $49,510,000. Net unrealized loss aggregated $4,208,000 at period end, of which $122,000 related to appreciated investments and $4,330,000 related to depreciated investments.

T. ROWE PRICE QM U.S. BOND ETF

NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.08% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses, but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
As of April 30, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 400,000 shares of  the fund, representing 40% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and

T. ROWE PRICE QM U.S. BOND ETF

disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns.  The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE QM U.S. BOND ETF

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each  fund’s Statement of Additional Information. You may request this document by calling 1-800-638-5660 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.”  Click on the Proxy Voting Policies link in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and  through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT is available electronically on the SEC’s website (sec.gov).

T. ROWE PRICE QM U.S. BOND ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various

T. ROWE PRICE QM U.S. BOND ETF

periods through December 31, 2022.  Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price mutual funds and ETFs.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy expenses, and any nonrecurring extraordinary expenses. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for investors and such a fee structure is typically used by other ETFs offered by competitors. The Adviser has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain

T. ROWE PRICE QM U.S. BOND ETF

asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund).  Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex

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from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

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100 East Pratt Street
Baltimore, MD 21202
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF989-051 6/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 16, 2023